Income Taxes - Summary of provisions for income tax expense/(benefit) (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Current tax expense/(benefit)		¥ (72,211)	¥ 25,903	¥ 128,762
Deferred tax (benefit)/expense		1,817	(5,322)	(13,179)
Income tax expense/(benefit)	[1]	¥ (70,394)	¥ 20,581	¥ 115,583

[1]	The gain on disposal of available-for-sale debt investments, income before tax from continuing operations and the income tax expense for the year ended December 31, 2020 have been restated. Refer to Note 2(b) for further information.